Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefit Plans Disclosures [Abstract]
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2022		2021		2020
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$380.8	$300.8	$619.3	$489.2	$688.8	$544.2
Equity incentive plans[1]	122.7	106.7	100.7	86.6	89.4	77.3
[1] After-tax amounts differ from the statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2022		2021		2020
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	3,539,022	$67.24	3,570,271	$57.68	3,879,077	$48.28
Add (deduct):
Granted[2]	1,154,838	96.54	1,476,802	70.11	1,629,534	55.28
Vested	(1,378,070)	57.79	(1,452,353)	46.88	(1,861,442)	36.19
Forfeited	(117,640)	72.44	(55,698)	60.81	(76,898)	52.79
End of year[3,4]	3,198,150	$81.71	3,539,022	$67.24	3,570,271	$57.68
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2022, 2021, and 2020, the number of units “granted” shown in the table above includes 44,327, 237,582, and 144,389 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2022, the number of shares included 669,797 performance-based units at their target amounts. We expect 1,495,627 units to vest based upon our current estimates of the likelihood of achieving the predetermined performance goals applicable to each award.
4 At December 31, 2022, the total unrecognized compensation cost related to unvested equity awards was $92.2 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the consolidated statements of comprehensive income over the weighted average vesting period of 2.2 years.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2022		2021		2020
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	29,206	$105.16	39,403	$74.77	38,451	$73.43
Add (deduct):
Granted	30,439	109.75	29,206	105.16	39,403	74.77
Vested	(29,206)	105.16	(39,403)	74.77	(38,451)	73.43
End of year[1]	30,439	$109.75	29,206	$105.16	39,403	$74.77
1 At December 31, 2022, 2021, and 2020, the remaining unrecognized compensation cost related to restricted stock awards was $1.0 million, $0.9 million, and $0.9 million, respectively.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2022	2021
Progressive common shares[1]	$131.0	$137.1
Other investment funds[2]	150.4	189.1
Total	$281.4	$326.2
[1] Included 2.0 million and 2.4 million common shares as of December 31, 2022 and 2021, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on the consolidated balance sheets.

Share Based Compensation Performance Share Awards Targets	The following performance-based equity awards were outstanding at December 31, 2022:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses and homeowners multi-peril business, each compared to its respective market	2020-2022	0-250%
Investment results relative to peer group	2020-2022	0-200%